CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income	¥ 177,220	¥ 91,676	¥ 146,533
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	61,340	61,424	59,524
Provision for credit losses	13,910	(4,047)	8,749
Stock-based compensation	35,577	35,216	27,941
(Gain) loss on investments in equity securities	(9,612)	1,426	(5,446)
Gain on investments in subsidiaries and affiliates	(968)	(23,889)	(79,396)
Equity in earnings of affiliates, net of dividends received	(31,070)	(34,127)	(20,235)
(Gain) loss on disposal of office buildings, land, equipment and facilities	2,670	344	(3,490)
Deferred income taxes	(312)	6,137	3,106
Changes in operating assets and liabilities:
Deposits with stock exchanges and other segregated cash	16,465	170,632	(18,408)
Trading assets and private equity and debt investments	(386,474)	(1,623,037)	1,229,557
Trading liabilities	(411,843)	467,257	(284,747)
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	290,843	(590,424)	(2,220,493)
Securities borrowed, net of securities loaned	(324,095)	834,438	595,116
Margin loans and receivables	(276,058)	472,811	111,468
Payables	709,839	(139,417)	(247,980)
Bonus accrual	26,480	(3,319)	(1,865)
Accrued income taxes, net	70,892	(42,603)	(37,639)
Other, net	167,836	(375,318)	(125,127)
Net cash provided by (used in) operating activities	132,640	(694,820)	(862,832)
Cash flows from investing activities:
Payments for placements of time deposits	(650,562)	(344,117)	(227,644)
Proceeds from redemption or maturity of time deposits	567,599	284,705	199,475
Payments for purchases of office buildings, land, equipment and facilities	(145,784)	(171,165)	(111,331)
Proceeds from sales of office buildings, land, equipment and facilities	111,954	63,648	94,985
Payments for purchases of equity investments	(14,716)	(4,471)	(3,142)
Proceeds from sales of equity investments	40,497	52,299	41,089
Net cash outflows from loans receivable at banks	(112,224)	(84,362)	(110,811)
Payments for purchases or origination of other non-trading loans	(4,286,507)	(4,702,061)	(5,695,122)
Proceeds from sales or repayments of other non-trading loans	3,606,974	4,486,651	5,172,221
Net cash outflows from interbank money market loans		(62)	(808)
Payments for purchases of non-trading debt securities	(112,438)	(45,910)	(106,390)
Proceeds from sales or maturity of non-trading debt securities	135,690	205,468	55,325
Acquisitions, net of cash acquired	(457)
Divestures, net of cash disposed of		16,950
Payments for purchases of investments in affiliated companies	(29,778)	(25,119)	(5,674)
Proceeds from sales of investments in affiliated companies	900	43,299	109,111
Other, net	914	(8,978)	(4,466)
Net cash used in investing activities	(887,938)	(233,225)	(593,182)
Cash flows from financing activities:
Proceeds from issuances of long-term borrowings	3,064,698	2,208,422	3,894,613
Payments for repurchases or maturity of long-term borrowings	(2,101,758)	(1,115,171)	(2,656,233)
Proceeds from issuances of short-term borrowings	1,964,955	2,630,083	1,743,817
Payments for repurchases or maturity of short-term borrowings	(1,866,998)	(2,694,588)	(2,164,098)
Net cash inflows (outflows) from interbank money market borrowings	(88,288)	48,197	12,925
Net cash inflows (outflows) from other secured borrowings	57,311	(52,915)	30,753
Net cash inflows from deposits received at banks	107,532	328,867	372,575
Payments for withholding taxes on stock-based compensation	(12,669)	(9,060)	(10,816)
Proceeds from sales of common stock	953	4	11
Payments for repurchases of common stock	(61,029)	(24,728)	(39,650)
Payments for cash dividends	(60,164)	(57,262)	(70,714)
Contributions from noncontrolling interests	69,231	59,718	42,881
Distributions to noncontrolling interests	(60,924)	(37,630)	(43,346)
Net cash provided by financing activities	1,012,850	1,283,937	1,112,718
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	220,618	148,552	149,693
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	478,170	504,444	(193,603)
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	3,820,852	3,316,408	3,510,011
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of year	4,299,022	3,820,852	3,316,408
Cash paid during the year for—
Interest	2,514,801	1,098,815	225,679
Income tax payments, net	¥ 26,050	¥ 94,263	¥ 114,623